Loss Per Shares	12 Months Ended
Jun. 30, 2024
Loss Per Shares [Abstract]
Loss per shares

Note 14 – Loss per shares

The Company computes loss per share of Class A ordinary shares and Class B ordinary shares using the two-class method. The rights, including the liquidation and dividend rights, of the holders of Class A ordinary shares and Class B ordinary shares are identical.  As a result, the undistributed earnings (loss) for each year are allocated based on the contractual participation rights of the Class A ordinary shares and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.

The following tables set forth the computation of basic and diluted loss per share of Class A ordinary shares and Class B ordinary shares:

	For the Year Ended June 30, 2024		For the Year Ended June 30, 2023		For the Year Ended June 30, 2022
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(26,017,802)	$(846,538)	$(36,519,400)	$(1,330,265)	$(77,208,118)
Denominator
Number of shares used in per share computation	36,881,213	1,200,000	8,845,046	322,192	3,880,561
Basic and diluted loss per share	$(0.71)	$(0.71)	$(4.13)	$(4.13)	$(19.90)